UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Growth Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
CONSTELLATION BRANDS, INC. 21036P-108 July 24, 2013

1. DIRECTOR

1) JERRY FOWDEN

2) BARRY A. FROMBERG

3) ROBERT L. HANSON

4) JEANANNE K. HAUSWALD

5) JAMES A. LOCKE III

6) RICHARD SANDS

7) ROBERT SANDS

8) JUDY A. SCHMELING

9) PAUL L. SMITH

10) KEITH E. WANDELL

11) MARK ZUPAN

2. PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 28, 2014

3. PROPOSAL TO APPROVE, BY AN ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT

4. PROPOSAL TO APPROVE THE AMENDMENT ANDR ESTATEMENT OF THE COMPANY'S 1989 EMPLOYEE STOCK PURCHASE PLAN

		For All For For For	For All For For For	Management Management Management Management
PRECISION CASTPARTS CORP. 740189-105 August 13, 2013

1. DIRECTOR

1) MARK DONEGAN

2) DANIEL J. MURPHY

3) VERNON E. OECHSLE

4) ULRICH SCHMIDT

5) RICHARD L. WAMBOLD

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE REGARDING COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. RE-APPROVAL AND AMENDMENT OF 2001 STOCK INCENTIVE PLAN TO INCREASE NUMBER OF AUTHORIZED SHARES.

5. APPROVAL OF AMENDMENT TO RESTATED ARTICLES OF INCORPORATION TO PROVIDE FOR MAJORITY VOTING IN UNCONTESTED ELECTIONS OF DIRECTORS.

		For All For For For For	For All For For For For	Management Management Management Management Management
XILINX, INC. 983919-101 August 14, 2013

1A. ELECTION OF DIRECTOR: PHILIP T.GIANOS

1B. ELECTION OF DIRECTOR: MOSHE N. GAVRIELOV

1C. ELECTION OF DIRECTOR: JOHN L. DOYLE

1D. ELECTION OF DIRECTOR: WILLIAM G. HOWARD, JR.

1E. ELECTION OF DIRECTOR: J. MICHAEL PATTERSON

1F. ELECTION OF DIRECTOR: ALBERT A. PIMENTEL

1G. ELECTION OF DIRECTOR: MARSHALL C. TURNER

1H. ELECTION OF DIRECTOR: ELIZABETH W. VANDERSLICE

2. APPROVE AN AMENDMENT TO 1990 EMPLOYEE QUALIFIED STOCK PURCHASE PLAN, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

3. APPROVE AN AMENDMENT TO THE COMPANY'S 2007 EQUITY INCENTIVE PLAN TO EXTEND THE TERM BY TEN YEARS TO DECEMBER 31, 2023.

4. PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S 2007 EQUITY INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE THEREUNDER BY 2,000,000 SHARES.

5. PROPOSAL TO APPROVE, ON ANADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

6. PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S EXTERNAL AUDITORS FOR FISCAL 2014.

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
THE PROCTER & GAMBLE COMPANY 742718-109 October 08, 2013

1A. ELECTION OF DIRECTOR: ANGELA F. BRALY

1B. ELECTION OF DIRECTOR: KENNETH I. CHENAULT

1C. ELECTION OF DIRECTOR: SCOTT D. COOK

1D. ELECTION OF DIRECTOR: SUSAN DESMOND-HELLMANN

1E. ELECTION OF DIRECTOR: A.G. LAFLEY

1F. ELECTION OF DIRECTOR: TERRY J. LUNDGREN

1G. ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.

1H. ELECTION OF DIRECTOR: MARGARET C. WHITMAN

1I. ELECTION OF DIRECTOR: MARY AGNES WILDEROTTER

1J. ELECTION OF DIRECTOR: PATRICIA A. WOERTZ

1K. ELECTION OF DIRECTOR: ERNESTO ZEDILLO

2. RATIFY APPOINTMENT OF THE INDEPENDENT REGISTERED  PUBLIC ACCOUNTING FIRM

3. AMEND THE COMPANY'S CODE OF REGULATIONS TO REDUCE CERTAIN SUPERMAJORITY VOTING REQUIREMENT

4. APPROVE THE 2013 NON-EMPLOYEE DIRECTORS' STOCK PLAN

5. ADVISORY VOTE ON EXECUTIVE COMPENSATION (THE SAY ON PAY VOTE)

		For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
ORACLE CORPORATION 68389X-105 October 31, 2013

1 DIRECTOR

1) JEFFREY S. BERG

2) H. RAYMOND BINGHAM

3) MICHAEL J. BOSKIN

4) SAFRA A. CATZ

5) BRUCE R. CHIZEN

6) GEORGE H. CONRADES

7) LAWRENCE J. ELLISON

8) HECTOR GARCIA-MOLINA

9) JEFFREY O. HENLEY

10) MARK V. HURD

11) NAOMI O. SELIGMAN

2 ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

3 APPROVAL OF AMENDMENT TO THE LONG-TERM EQUITY INCENTIVE PLAN.

4 RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.

5 STOCKHOLDER PROPOSAL REGARDING ESTABLISHING A BOARD COMMITTEE ON HUMAN RIGHTS.

6 STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN.

7 STOCKHOLDER PROPOSAL REGARDING VOTE TABULATION.

8 STOCKHOLDER PROPOSAL REGARDING MULTIPLE PERFORMANCE METRICS.

9 STOCKHOLDER PROPOSAL REGARDING QUANTIFIABLE PERFORMANCE METRICS.

		For All For For For Against Against Against Against Against	For All For For For Against Against Against Against Against	Management Management Management Management Stockholder Stockholder Stockholder Stockholder Stockholder
KLA-TENCOR CORPORATION 482480-100 November 06, 2013

1 DIRECTOR

1) EDWARD W. BARNHOLT

2) EMIKO HIGASHI

3) STEPHEN P. KAUFMAN

4) RICHARD P. WALLACE

2 RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2014.

3 ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

4 APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2004 EQUITY INCENTIVE PLAN TO, AMONG OTHER THINGS, EXTEND THE PLAN'S EXPIRATION DATE, INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN BY 2,900,000 SHARES AND REAPPROVE THE MATERIAL TERMS OF THE PLAN FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE OF 1986 (SECTION 162(M)).

5 REAPPROVAL OF THE MATERIAL TERMS OF THE COMPANY'S PERFORMANCE BONUS PLAN FOR PURPOSES OF SECTION 162(M).

		For All For For For For	For All For For For For	Management Management Management Management Management
MICROSOFT CORPORATION 594918-104 November 19, 2013

1. ELECTION OF DIRECTOR: STEVEN A.BALLMER

2. ELECTION OF DIRECTOR: DINA DUBLON

3. ELECTION OF DIRECTOR: WILLIAM H. GATES III

4. ELECTION OF DIRECTOR: MARIA M. KLAWE

5. ELECTION OF DIRECTOR: STEPHEN J. LUCZO

6. ELECTION OF DIRECTOR: DAVID F. MARQUARDT

7. ELECTION OF DIRECTOR: CHARLES H. NOSKI

8. ELECTION OF DIRECTOR: HELMUT PANKE

9. ELECTION OF DIRECTOR: JOHN W. THOMPSON

10. APPROVE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN

11. ADVISORY VOTE ON EXECUTIVE COMPENSATION

12. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITORFOR FISCAL YEAR 2014

		For For For For For For For For For For For For	For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management
ACE LIMITED H0023R-105 January 10, 2014

1. APPROVAL OF THE PAYMENT OF DIVIDENDS FROM LEGAL RESERVES

2. ELECTION OF HOMBURGER AG AS OUR INDEPENDENT PROXY UNTIL THE CONCLUSION OF OUR 2014 ORDINARY GENERAL MEETING

3. IF A NEW AGENDA ITEM OR A NEW PROPOSAL FOR AN EXISTING AGENDA ITEM IS PUT BEFORE THE MEETING I/WE HEREWITH AUTHORIZE AND INSTRUCT THE INDEPENDENT PROXY TO VOTE AS FOLLOWS IN RESPECT OF THE POSITION OF THE BOARD OF DIRECTORS

		For For For	For For For	Management Management Management
APPLE INC. 037833-100 February 28, 2014

1 DIRECTORS

1) WILLIAM CAMPBELL

2) TIMOTHY COOK

3) MILLARD DREXLER

4) AL GORE

5) ROBERT IGER

6)ANDREA JUNG

7) ARTHUR LEVINSON

8) RONALD SUGAR

2 THE AMENDMENT OF THE COMPANY'S RESTATED ARTICLES OF INCORPORATION (THE "ARTICLES") TO FACILITATE THE IMPLEMENTATION OF MAJORITY VOTING FOR THE ELECTION OF DIRECTORS IN AN UNCONTESTED ELECTION BY ELIMINATING ARTICLE VII, WHICH RELATES TO THE TERM OF DIRECTORS AND THE TRANSITION FROM A CLASSIFIED BOARD OF DIRECTORS TO A DECLASSIFIED STRUCTURE

3 THE AMENDMENT OF THE ARTICLES TO ELIMINATE THE "BLANK CHECK" AUTHORITY OF THE BOARD TO ISSUE PREFERRED STOCK

4 THE AMENDMENT OF THE ARTICLES TO ESTABLISH A PAR VALUE FOR THE COMPANY'S COMMON STOCK OF $0.00001 PER SHARE

5 RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'SINDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014

6 A NON-BINDING ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

7 THE APPROVAL OF THE APPLE INC. 2014 EMPLOYEE STOCK PLAN

8 A SHAREHOLDER PROPOSAL BY JOHN HARRINGTON AND NORTHSTAR ASSET MANAGEMENT INC. ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS" TO AMEND THE COMPANY'S BYLAWS

9 A SHAREHOLDER PROPOSAL BY THE NATIONAL CENTER FOR PUBLIC POLICY RESEARCH OF A NON-BINDING ADVISORY RESOLUTION ENTITLED "REPORT ON COMPANY MEMBERSHIP AND INVOLVEMENT WITH CERTAIN TRADE ASSOCIATIONS AND BUSINESS ORGANIZATIONS"

10 A SHAREHOLDER PROPOSAL BY CARL ICAHN OF A NON-BINDING ADVISORY RESOLUTION THAT THE COMPANY COMMIT TO COMPLETING NOT LESS THAN $50 BILLION OF SHARE REPURCHASES DURING ITS 2014 FISCAL YEAR (AND INCREASE THE AUTHORIZATION UNDER ITS CAPITAL RETURN PROGRAM ACCORDINGLY)

11 A SHAREHOLDER PROPOSAL BY JAMES MCRITCHIE OF A NON-BINDING ADVISORY RESOLUTION ENTITLED "PROXY ACCESS FOR SHAREHOLDERS"

		For All For For For For Against Against Against Against Against Against	For All For For For For Against Against Against Against Against Against	Management Management Management Management Management Management Management Management Stockholder Stockholder Stockholder
SCHLUMBERGER 806857-108 April 09, 2014

1A. ELECTION OF DIRECTOR: PETER L.S. CURRIE

1B. ELECTION OF DIRECTOR: TONY ISAAC

1C. ELECTION OF DIRECTOR: K. VAMAN KAMATH

1D. ELECTION OF DIRECTOR: MAUREEN KEMPSTON DARKES

1E. ELECTION OF DIRECTOR: PAAL KIBSGAARD

1F. ELECTION OF DIRECTOR: NIKOLAY KUDRYAVTSEV

1G. ELECTION OF DIRECTOR: MICHAEL E. MARKS

1H. ELECTION OF DIRECTOR: LUBNA S. OLAYAN

1I. ELECTION OF DIRECTOR: LEO RAFAEL REIF

1J. ELECTION OF DIRECTOR: TORE I. SANDVOLD

1K. ELECTION OF DIRECTOR: HENRI SEYDOUX

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

3. TO APPROVE THE COMPANY'S 2013 FINANCIAL STATEMENTS AND DECLARATIONS OF DIVIDENDS.

4. TO APPROVE THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
TEXAS INSTRUMENTS 882508-104 April 17, 2014

1A. ELECTION OF DIRECTOR: R.W. BABB, JR.

1B. ELECTION OF DIRECTOR: M.A. BLINN

1C. ELECTION OF DIRECTOR: D.A. CARP

1D. ELECTION OF DIRECTOR: C.S. COX

1E. ELECTION OF DIRECTOR: R. KIRK

1F. ELECTION OF DIRECTOR: P.H. PATSLEY

1G. ELECTION OF DIRECTOR: R.E. SANCHEZ

1H. ELECTION OF DIRECTOR: W.R. SANDERS

1I. ELECTION OF DIRECTOR: R.J. SIMMONS

1J. ELECTION OF DIRECTOR: R.K. TEMPLETON

1K. ELECTION OF DIRECTOR: C.T. WHITMAN

2. BOARD PROPOSAL REGARDING ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

3. BOARD PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

4. BOARD PROPOSAL TO APPROVE THE TI EMPLOYEES 2014 STOCK PURCHASE PLAN.

5. BOARD PROPOSAL TO REAPPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE TEXAS INSTRUMENTS 2009 LONG-TERM INCENTIVE PLAN.

		For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
ABBOTT LABORATORIES 002824-100 April 25, 2014

1. DIRECTOR

2. RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS

3. SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION

4. SHAREHOLDER PROPOSAL - GENETICALLY MODIFIED INGREDIENTS

5. SHAREHOLDER PROPOSAL - LOBBYING DISCLOSURE

6. SHAREHOLDER PROPOSAL - INCENTIVE COMPENSATION

		For All For For Against Against Against	For All For For Against Against Against	Management Management Management Stockholder Stockholder Stockholder
DIRECTV 25490A-309 April 29, 2014

1A. ELECTION OF DIRECTOR: NEIL AUSTRIAN

1B. ELECTION OF DIRECTOR: RALPH BOYD, JR.

1C. ELECTION OF DIRECTOR: ABELARDO BRU

1D. ELECTION OF DIRECTOR: DAVID DILLON

1E. ELECTION OF DIRECTOR: SAMUEL DIPIAZZA, JR.

1F. ELECTION OF DIRECTOR: DIXON DOLL

1G. ELECTION OF DIRECTOR: CHARLES LEE

1H. ELECTION OF DIRECTOR: PETER LUND

1I. ELECTION OF DIRECTOR: NANCY NEWCOMB

1J. ELECTION OF DIRECTOR: LORRIE NORRINGTON

1K. ELECTION OF DIRECTOR: ANTHONY VINCIQUERRA

1L. ELECTION OF DIRECTOR: MICHAEL WHITE

2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR DIRECTV FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.

3. AN ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVES.

4. SHAREHOLDER PROPOSAL TO ADOPT A POLICY THAT THERE WOULD BE NO ACCELERATED VESTING OF PERFORMANCE-BASED EQUITY AWARDS UPON A CHANGE IN CONTROL.

5. SHAREHOLDER PROPOSAL TO REQUIRE SENIOR EXECUTIVES TO RETAIN 50% OF NET AFTER-TAX SHARES ACQUIRED THROUGH  PAY PROGRAMS UNTIL REACHING  NORMAL RETIREMENT AGE.

		For For For For For For For For For For For For For For Against Against	For For For For For For For For For For For For For For Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder
CHURCH & DWIGHT CO., INC. 171340-102 May 01, 2014

1A. ELECTION OF DIRECTOR: JAMES R. CRAIGIE

1B. ELECTION OF DIRECTOR: ROBERT D. LEBLANC

1C. ELECTION OF DIRECTOR: JANET S. VERGIS

2. ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OURINDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

		For For For For For	For For For For For	Management Management Management Management Management
LKQ CORPORATION 501889-208 May 05, 2014

1.1 ELECTION OF DIRECTOR: A. CLINTON ALLEN

1.2 ELECTION OF DIRECTOR: RONALD G. FOSTER

1.3 ELECTION OF DIRECTOR: JOSEPH M. HOLSTEN

1.4 ELECTION OF DIRECTOR: BLYTHE J. MCGARVIE

1.5 ELECTION OF DIRECTOR: PAUL M. MEISTER

1.6 ELECTION OF DIRECTOR: JOHN F. O'BRIEN

1.7 ELECTION OF DIRECTOR: GUHAN SUBRAMANIAN

1.8 ELECTION OF DIRECTOR: ROBERT L. WAGMAN

1.9 ELECTION OF DIRECTOR: WILLIAM M. WEBSTER, IV

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2014.

3. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
EXPRESS SCRIPTS HOLDING CO. 30219G-108 May 07, 2014

1A. ELECTION OF DIRECTOR: GARY G. BENANAV

1B. ELECTION OF DIRECTOR: MAURA C. BREEN

1C. ELECTION OF DIRECTOR: WILLIAM J. DELANEY

1D. ELECTION OF DIRECTOR: NICHOLAS J. LAHOWCHIC

1E. ELECTION OF DIRECTOR: THOMAS P. MAC MAHON

1F. ELECTION OF DIRECTOR: FRANK MERGENTHALER

1G. ELECTION OF DIRECTOR: WOODROW A. MYERS, JR., MD

1H. ELECTION OF DIRECTOR: JOHN O. PARKER, JR.

1I. ELECTION OF DIRECTOR: GEORGE PAZ

1J. ELECTION OF DIRECTOR: WILLIAM L. ROPER, MD, MPH

1K. ELECTION OF DIRECTOR: SEYMOUR STERNBERG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC  ACCOUNTANTS FOR 2014.

3. TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.

		For For For For For For For For For For For For For	For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management
GILEAD SCIENCES, INC. 375558-103 May 07, 2014

1A. ELECTION OF DIRECTOR: JOHN F. COGAN

1B. ELECTION OF DIRECTOR: ETIENNE F. DAVIGNON

1C. ELECTION OF DIRECTOR: CARLA A. HILLS

1D. ELECTION OF DIRECTOR: KEVIN E. LOFTON

1E. ELECTION OF DIRECTOR: JOHN W. MADIGAN

1F. ELECTION OF DIRECTOR: JOHN C. MARTIN

1G. ELECTION OF DIRECTOR: NICHOLAS G. MOORE

1H. ELECTION OF DIRECTOR: RICHARD J. WHITLEY

1I. ELECTION OF DIRECTOR: GAYLE E. WILSON

1J. ELECTION OF DIRECTOR: PER WOLDOLSEN

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.

3. TO VOTE ON A PROPOSED AMENDMENT TO GILEAD'S RESTATED CERTIFICATE OF INCORPORATION TO DESIGNATE DELAWARE  CHANCERY COURT AS THE EXCLUSIVE FORUM FOR CERTAIN LEGAL ACTIONS.

4. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.

5. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD ADOPT A POLICY THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN  INDEPENDENT DIRECTOR.

6. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT.

7. TO VOTE ON A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE MEETING, REQUESTING THAT THE BOARD ADOPT A POLICY THAT INCENTIVE COMPENSATION FOR THE CHIEF EXECUTIVE OFFICER INCLUDE NON-FINANCIAL MEASURES BASED ON PATIENT ACCESS TO GILEAD'S MEDICINES.

		For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Stockholder Stockholder Stockholder
HESS CORPORATION 42809H-107 May 07, 2014

1.1 ELECTION OF DIRECTOR: T.J. CHECKI

1.2 ELECTION OF DIRECTOR: E.E. HOLIDAY

1.3 ELECTION OF DIRECTOR: J.H. MULLIN

1.4 ELECTION OF DIRECTOR: J.H. QUIGLEY

1.5 ELECTION OF DIRECTOR: R.N. WILSON

2. ADVISORY APPROVAL OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR ENDING DECEMBER 31, 2014.

4A. ELIMINATION OF 80% SUPERMAJORITY VOTING REQUIREMENT IN THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION AND BY-LAWS.

4B. ELIMINATION OF TWO-THIRDS SUPERMAJORITY VOTING REQUIREMENT IN THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION.

5. ELIMINATION OF PROVISIONS IN THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION CONCERNING $3.50 CUMULATIVE CONVERTIBLE PREFERRED STOCK.

6. STOCKHOLDER PROPOSAL RECOMMENDING A REPORT REGARDING CARBON ASSET RISK.

		For For For For For For For For For For Against	For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Stockholder
TRIMBLE NAVIGATION LIMITED 896239-100 May 08, 2014

1. DIRECTOR

2. TO APPROVE THE COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 2, 2015.

		For All For For	For All For For	Management Management Management
ABBVIE INC. 00287Y-109 May 09, 2014	1. DIRECTOR 2. RATIFICATION OF ERNST & YOUNG LLP AS ABBVIE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014. 3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	For All For For	For All For For	Management Management Management
GOOGLE INC. 38259P-508 May 14, 2014

1. DIRECTOR

2. THE RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GOOGLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.

3. THE APPROVAL OF 2013 COMPENSATION AWARDED TO NAMED EXECUTIVE OFFICERS.

4. A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.

5. A STOCKHOLDER PROPOSAL REGARDING A LOBBYING REPORT, IF PROPERLY PRESENTED AT THE MEETING.

6. A STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A MAJORITY VOTE STANDARD FOR THE ELECTION OF DIRECTORS, IF PROPERLY PRESENTED AT THE MEETING.

7. A STOCKHOLDER PROPOSAL REGARDING TAX POLICY PRINCIPLES, IF PROPERLY PRESENTED AT THE MEETING.

8. A STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT CHAIRMAN OF THE BOARD POLICY, IF PROPERLY PRESENTED AT THE MEETING.

		For All For Against Against Against Against Against Against	For All For Against Against Against Against Against Against	Management Management Management Management Stockholder Stockholder Stockholder Stockholder
SOUTHWEST AIRLINES CO. 844741-108 May 14, 2014

1A. ELECTION OF DIRECTOR: DAVID W. BIEGLER

1B. ELECTION OF DIRECTOR: J. VERONICA BIGGINS

1C. ELECTION OF DIRECTOR: DOUGLAS H. BROOKS

1D. ELECTION OF DIRECTOR: WILLIAM H. CUNNINGHAM

1E. ELECTION OF DIRECTOR: JOHN G. DENISON

1F. ELECTION OF DIRECTOR: GARY C. KELLY

1G. ELECTION OF DIRECTOR: NANCY B. LOEFFLER

1H. ELECTION OF DIRECTOR: JOHN T. MONTFORD

1I. ELECTION OF DIRECTOR: THOMAS M. NEALON

1J. ELECTION OF DIRECTOR: DANIEL D. VILLANUEVA

2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.

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ACE LIMITED H0023R-105 May 15, 2014

1. APPROVAL OF THE ANNUAL REPORT, STANDALONE FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS OF ACE LIMITED FOR THE YEAR ENDED DECEMBER 31, 2013

2. ALLOCATION OF DISPOSABLE PROFIT

3. DISCHARGE OF THE BOARD OF DIRECTORS

4A. ELECTION OF DIRECTOR: JOHN EDWARDSON

4B. ELECTION OF DIRECTOR: KIMBERLY ROSS

4C. ELECTION OF DIRECTOR: ROBERT SCULLY

4D. ELECTION OF DIRECTOR: DAVID SIDWELL

4E. ELECTION OF DIRECTOR: EVAN G. GREENBERG

4F. ELECTION OF DIRECTOR: ROBERT M. HERNANDEZ

4G. ELECTION OF DIRECTOR: MICHAEL G. ATIEH

4H. ELECTION OF DIRECTOR: MARY A. CIRILLO

4I. ELECTION OF DIRECTOR: MICHAEL P. CONNORS

4J. ELECTION OF DIRECTOR: PETER MENIKOFF

4K. ELECTION OF DIRECTOR: LEO F. MULLIN

4L. ELECTION OF DIRECTOR: EUGENE B. SHANKS, JR.

4M. ELECTION OF DIRECTOR: THEODORE E. SHASTA

4N. ELECTION OF DIRECTOR: OLIVIER STEIMER

5. ELECTION OF EVAN G. GREENBERG AS THE CHAIRMAN OF THE BOARD OF DIRECTORS UNTIL OUR NEXT ANNUAL GENERAL MEETING

6A. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: MICHAEL P. CONNORS

6B. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: MARY A. CIRILLO:

6C. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: JOHN EDWARDSON:

6D. ELECTION OF THE COMPENSATION COMMITTEE OF THE BOARD OF DIRECTOR: ROBERT M. HERNANDEZ:

7. ELECTION OF HAMBURGER AG AS INDEPENDENT PROXY UNTIL THE CONCLUSION OF OUR NEXT ANNUAL GENERAL MEETING:

8A. ELECTION OF PRICEWATERHOUSECOOPERS AG (ZURICH) AS OUR STATUTORY AUDITOR UNTIL OUR NEXT ANNUAL GENERAL MEETING

8B. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PRICEWATERHOUSECOOPERS LLP (UNITED STATES) FOR PURPOSES OF UNITED STATES SECURITIES LAW REPORTING FOR THE YEAR ENDING DECEMBER 31, 2014

8C. ELECTION OF BDO AG (ZURICH) AS SPECIAL AUDITING FIRM UNTIL OUR NEXT ANNUAL GENERAL MEETING

9. AMENDMENT OF THE ARTICLES OF ASSOCIATION RELATING TO AUTHORIZED SHARE CAPITAL FOR GENERAL PURPOSES

10. APPROVAL OF THE PAYMENT OF A DISTRIBUTION TO SHAREHOLDERS THROUGH REDUCTION OF THE PAR VALUE OF OUR SHARES, SUCH PAYMENT TO BE MADE IN FOUR QUARTERLY INSTALLMENTS AT SUCH TIMES DURING THE PERIOD THROUGH OUR NEXT ANNUAL GENERAL MEETING AS SHALL BE DETERMINED BY THE BOARD OF DIRECTORS

11. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION

12. IF A NEW AGENDA ITEM OR A NEW PROPOSAL FOR AN EXISTING AGENDA ITEM IS PUT BEFORE THE MEETING, I/WE HEREBY AUTHORIZE AND INSTRUCT THE INDEPENDENT PROXY TO VOTE AS FOLLOWS: MARK "FOR" TO VOTE IN ACCORDANCE WITH THE POSITION OF THE BOARD OF DIRECTORS; MARK "AGAINST" TO  VOTE AGAINST NEW ITEMS AND PROPOSALS; MARK "ABSTAIN" TO ABSTAIN

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SOUTHWESTERN ENERGY CO. 845467-109 May 20, 2014

1.1 ELECTION OF DIRECTOR: JOHN D. GASS

1.2 ELECTION OF DIRECTOR: CATHERINE A. KEHR

1.3 ELECTION OF DIRECTOR: GREG D. KERLEY

1.4 ELECTION OF DIRECTOR: VELLO A. KUUSKRAA

1.5 ELECTION OF DIRECTOR: KENNETH R. MOURTON

1.6 ELECTION OF DIRECTOR: STEVEN L. MUELLER

1.7 ELECTION OF DIRECTOR: ELLIOTT PEW

1.8 ELECTION OF DIRECTOR: ALAN H. STEVENS

2. PROPOSAL TO RATIFY INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

3. ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.

4. PROPOSAL FROM STOCKHOLDER REGARDING SPECIAL MEETINGS.

5. PROPOSAL FROM STOCKHOLDER REGARDING METHANE EMISSIONS REPORT.

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THERMO FISHER SCIENTIFIC, INC. 883556-102 May 20, 2014

1A. ELECTION OF DIRECTOR: MARC N. CASPER

1B. ELECTION OF DIRECTOR: NELSON J. CHAI

1C. ELECTION OF DIRECTOR: C. MARTIN HARRIS

1D. ELECTION OF DIRECTOR: TYLER JACKS

1E. ELECTION OF DIRECTOR: JUDY C. LEWENT

1F. ELECTION OF DIRECTOR: THOMAS J. LYNCH

1G. ELECTION OF DIRECTOR: JIM P. MANZI

1H. ELECTION OF DIRECTOR: WILLIAM G. PARRETT

1I. ELECTION OF DIRECTOR: LARS R. SORENSEN

1J. ELECTION OF DIRECTOR: SCOTT M. SPERLING

1K. ELECTION OF DIRECTOR: ELAINE S. ULLIAN

2. AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S  INDEPENDENT AUDITORS FOR 2014.

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ROBERT HALF INTERNATIONAL, INC. 770323-103 May 20, 2014

1. DIRECTOR

1) ANDREW S. BERWICK, JR.

2) HAROLD M. MESSMER, JR.

3) BARBARA J. NOVOGRADAC

4) ROBERT J. PACE

5) FREDERICK A. RICHMAN

6) M. KEITH WADDELL

2. RATIFICATION OF APPOINTMENT OF AUDITOR.

3. PROPOSAL REGARDING STOCK INCENTIVE PLAN.

4. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

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MASTERCARD INCORPORATED 57636Q-104 June 03, 2014

1A. ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE

1B. ELECTION OF DIRECTOR: AJAY BANGA

1C. ELECTION OF DIRECTOR: SILVIO BARZI

1D. ELECTION OF DIRECTOR: DAVID R. CARLUCCI

1E. ELECTION OF DIRECTOR: STEVEN J. FREIBERG

1F. ELECTION OF DIRECTOR: JULIUS GENACHOWSKI

1G. ELECTION OF DIRECTOR: MERIT E. JANOW

1H. ELECTION OF DIRECTOR: NANCY J. KARCH

1I. ELECTION OF DIRECTOR: MARC OLIVI&Eacute;

1J. ELECTION OF DIRECTOR: RIMA QURESHI

1K. ELECTION OF DIRECTOR: JOSE OCTAVIO REYES LAGUNES

1L. ELECTION OF DIRECTOR: JACKSON P. TAI

1M. ELECTION OF DIRECTOR: EDWARD SUNING TIAN

2. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE   COMPENSATION

3. RATIFICATION OF THE APPOINTMENT OF  PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

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AFFILIATED MANAGERS GROUP, INC. 008252-108 June 16, 2014

1A. ELECTION OF DIRECTOR: SAMUEL T. BYRNE

1B. ELECTION OF DIRECTOR: DWIGHT D. CHURCHILL

1C. ELECTION OF DIRECTOR: NIALL FERGUSON

1D. ELECTION OF DIRECTOR: SEAN M. HEALEY

1E. ELECTION OF DIRECTOR: HAROLD J. MEYERMAN

1F. ELECTION OF DIRECTOR: WILLIAM J. NUTT

1G. ELECTION OF DIRECTOR: TRACY P. PALANDJIAN

1H. ELECTION OF DIRECTOR: RITA M. RODRIGUEZ

1I. ELECTION OF DIRECTOR: PATRICK T. RYAN

1J. ELECTION OF DIRECTOR: JIDE J. ZEITLIN

2. TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.

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CELGENE CORPORATION 151020-104 June 18, 2014

1. DIRECTOR

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.

3. AMENDMENT OF THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK AND TO EFFECT A STOCK SPLIT.

4. APPROVAL OF AN AMENDMENT OF THE COMPANY'S 2008 STOCK INCENTIVE PLAN.

5. APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

6. STOCKHOLDER PROPOSAL DESCRIBED IN MORE DETAIL IN THE PROXY STATEMENT.

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DOLLAR TREE, INC. 256746-108 June 19, 2014

1. DIRECTOR

1) ARNOLD S. BARRON

2) MACON F. BROCK, JR.

3) MARY ANNE CITRINO

4) H. RAY COMPTON

5) CONRAD M. HALL

6) LEMUEL E. LEWIS

7) J. DOUGLAS PERRY

8) BOB SASSER

9) THOMAS A. SAUNDERS III

10) THOMAS E. WHIDDON

11) CARL P. ZEITHAML

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS

3. TO RATIFY THE SELECTION OF KPMG AS THE COMPANY'S  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4. SHAREHOLDER PROPOSAL TO IMPLEMENT A MAJORITY VOTE STANDARD IN UNCONTESTED DIRECTOR ELECTIONS

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Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Core Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
BE AEROSPACE, INC. 073302-101 July 24, 2013

1. DIRECTOR

1) MICHAEL F. SENFT

2) JOHN T. WHATES

2. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

3. PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.

4. PROPOSAL TO AMEND THE AMENDED AND RESTATED B/E AEROSPACE, INC. 1994 EMPLOYEE STOCK PURCHASE PLAN.

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ACTAVIS, INC. 00507K-103 September 10, 2013

1. TO APPROVE THE TRANSACTION AGREEMENT, DATED MAY 19, 2013, AMONG ACTAVIS, INC. ("ACTAVIS"), WARNER CHILCOTT PUBLIC LIMITED COMPANY ("WARNER CHILCOTT"), ACTAVIS LIMITED ("NEW ACTAVIS"), ACTAVIS IRELAND HOLDING LIMITED, ACTAVIS W.C. HOLDING LLC, AND ACTAVIS W.C. HOLDING 2 LLC AND THE MERGER.

2. TO APPROVE THE CREATION OF DISTRIBUTABLE RESERVES, BY REDUCING ALL OF THE SHARE PREMIUM OF NEW ACTAVIS RESULTING FROM THE ISSUANCE OF NEW ACTAVIS ORDINARY SHARES PURSUANT TO THE SCHEME OF ARRANGEMENT BY WHICH NEW ACTAVIS WILL ACQUIRE WARNER CHILCOTT

3. TO CONSIDER AND VOTE UPON, ON A NON-BINDING ADVISORY BASIS, SPECIFIED COMPENSATORY ARRANGEMENTS BETWEEN ACTAVIS AND ITS NAMED EXECUTIVE OFFICERS RELATING TO THE TRANSACTION AGREEMENT.

4. TO APPROVE ANY MOTION TO ADJOURN ACTAVIS MEETING, OR ANY ADJOURNMENTS THEREOF, (I) TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF ACTAVIS MEETING TO APPROVE TRANSACTION AGREEMENT & MERGER, (II) TO PROVIDE TO ACTAVIS HOLDERS ANY SUPPLEMENT OR AMENDMENT TO JOINT PROXY STATEMENT (III) TO DISSEMINATE ANY OTHER INFORMATION WHICH IS MATERIAL.

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MICROSOFT CORPORATION 594918-104 November 19, 2013

1. ELECTION OF DIRECTOR: STEVEN A.BALLMER

2. ELECTION OF DIRECTOR: DINA DUBLON

3. ELECTION OF DIRECTOR: WILLIAM H. GATES III

4. ELECTION OF DIRECTOR: MARIA M. KLAWE

5. ELECTION OF DIRECTOR: STEPHEN J. LUCZO

6. ELECTION OF DIRECTOR: DAVID F. MARQUARDT

7. ELECTION OF DIRECTOR: CHARLES H. NOSKI

8. ELECTION OF DIRECTOR: HELMUT PANKE

9. ELECTION OF DIRECTOR: JOHN W. THOMPSON

10. APPROVE MATERIAL TERMS OF THE PERFORMANCE CRITERIA UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN

11. ADVISORY VOTE ON EXECUTIVE COMPENSATION

12. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITORFOR FISCAL YEAR 2014

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JOHNSON CONTROLS, INC. 478366-107 January 29, 2014

1. DIRECTOR

1) NATALIE A. BLACK

2) RAYMOND L. CONNER

3) WILLIAM H. LACY

4) ALEX A. MOLINAROLI

2. RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR 2014.

3. APPROVE ON AN ADVISORY BASIS NAMED EXECUTIVE OFFICER COMPENSATION.

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APPLIED MATERIALS, INC. 038222-105 March 04, 2014

1A. ELECTION OF DIRECTOR: AART J. DE GEUS

1B. ELECTION OF DIRECTOR: GARY E. DICKERSON

1C. ELECTION OF DIRECTOR: STEPHEN R. FORREST

1D. ELECTION OF DIRECTOR: THOMAS J. IANNOTTI

1E. ELECTION OF DIRECTOR: SUSAN M. JAMES

1F. ELECTION OF DIRECTOR: ALEXANDER A. KARSNER

1G.ELECTION OF DIRECTOR: GERHARD H. PARKER

1H. ELECTION OF DIRECTOR: DENNIS D. POWELL

1I.  ELECTION OF DIRECTOR: WILLEM P. ROELANDTS

1J. ELECTION OF DIRECTOR: JAMES E. ROGERS

1K.ELECTION OF DIRECTOR: MICHAEL R. SPLINTER

1L.ELECTION OF DIRECTOR: ROBERT H. SWAN

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF APPLIED MATERIALS' NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2014.

4. STOCKHOLDER PROPOSAL TITLED "SPECIAL SHAREOWNER MEETINGS".

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AMERISOURCEBERGEN CORP. 03073E-105 March 06, 2014

1A. ELECTION OF DIRECTOR: STEVEN H. COLLIS

1B. ELECTION OF DIRECTOR: DOUGLAS R. CONANT

1C. ELECTION OF DIRECTOR: RICHARD W. GOCHNAUER

1D. ELECTION OF DIRECTOR: RICHARD C. GOZON

1E. ELECTION OF DIRECTOR: LON R. GREENBERG

1F. ELECTION OF DIRECTOR: EDWARD E. HAGENLOCKER

1G. ELECTION OF DIRECTOR: JANE E. HENNEY, M.D.

1H. ELECTION OF DIRECTOR: KATHLEEN W. HYLE

1I. ELECTION OF DIRECTOR: MICHAEL J. LONG

1J. ELECTION OF DIRECTOR: HENRY W. MCGEE

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2014.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

4. APPROVAL OF THE AMERISOURCEBERGEN CORPORATION OMNIBUS INCENTIVE PLAN.

5. APPROVAL OF THE AMENDMENT OF AMERISOURCEBERGEN'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.

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FRANKLIN RESOURCES, INC. 354613-101 March 12, 2014

1A. ELECTION OF DIRECTOR: SAMUEL H. ARMACOST

1B. ELECTION OF DIRECTOR: PETER K. BARKER

1C. ELECTION OF DIRECTOR: CHARLES E. JOHNSON

1D. ELECTION OF DIRECTOR: GREGORY E. JOHNSON

1E. ELECTION OF DIRECTOR: RUPERT H. JOHNSON, JR.

1F. ELECTION OF DIRECTOR: MARK C. PIGOTT

1G. ELECTION OF DIRECTOR: CHUTTA RATNATHICAM

1H. ELECTION OF DIRECTOR: LAURA STEIN

1I. ELECTION OF DIRECTOR: ANNE M. TATLOCK

1J. ELECTION OF DIRECTOR: GEOFFREY Y. YANG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2014.

3. TO APPROVE THE ADOPTION OF THE FRANKLIN RESOURCES, INC. 2014 KEY EXECUTIVE INCENTIVE COMPENSATION PLAN.

4. TO APPROVE BY ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

5. A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.

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THE WALT DISNEY COMPANY 254687-106 March 18, 2014

1A. ELECTION OF DIRECTOR: SUSAN E. ARNOLD

1B. ELECTION OF DIRECTOR: JOHN S. CHEN

1C. ELECTION OF DIRECTOR: JACK DORSEY

1D. ELECTION OF DIRECTOR: ROBERT A. IGER

1E. ELECTION OF DIRECTOR: FRED H. LANGHAMMER

1F. ELECTION OF DIRECTOR: AYLWIN B. LEWIS

1G. ELECTION OF DIRECTOR: MONICA C. LOZANO

1H. ELECTION OF DIRECTOR: ROBERT W.  MATSCHULLAT

1I. ELECTION OF DIRECTOR: SHERYL K. SANDBERG

1J. ELECTION OF DIRECTOR: ORIN C. SMITH

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2014.

3. TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE

COMPENSATION.

4. TO APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION.

5. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO PROXY ACCESS.

6. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO ACCELERATION OF EQUITY AWARDS.

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AGILENT TECHNOLOGIES, INC. 00846U-101 March 19, 2014

1.1 ELECTION OF DIRECTOR: HEIDI FIELDS

1.2 ELECTION OF DIRECTOR: A. BARRY RAND

2. TO RATIFY THE AUDIT AND FINANCE COMMITTEE'S APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AGILENT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. TO RE-APPROVE THE PERFORMANCE GOALS UNDER AGILENT'S 2009 STOCK PLAN.

4. TO APPROVE THE COMPENSATION OF AGILENT'S NAMED EXECUTIVE OFFICERS.

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AES CORPORATION 00130H-105 April 17, 2014

1A. ELECTION OF DIRECTOR: ANDRES GLUSKI

1B. ELECTION OF DIRECTOR: ZHANG GUO BAO

1C. ELECTION OF DIRECTOR: CHARLES L. HARRINGTON

1D. ELECTION OF DIRECTOR: KRISTINA M. JOHNSON

1E. ELECTION OF DIRECTOR: TARUN KHANNA

1F. ELECTION OF DIRECTOR: PHILIP LADER

1G. ELECTION OF DIRECTOR: JAMES H. MILLER

1H. ELECTION OF DIRECTOR: SANDRA O. MOOSE

1I. ELECTION OF DIRECTOR: JOHN B. MORSE, JR.

1J. ELECTION OF DIRECTOR: MOISES NAIM

1K. ELECTION OF DIRECTOR: CHARLES O. ROSSOTTI

1L. ELECTION OF DIRECTOR: SVEN SANDSTROM

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR YEAR 2014.

3. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

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METLIFE, INC. 59156R-108 April 22, 2014

1A. ELECTION OF DIRECTOR: CHERYL W. GRISE

1B. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1C. ELECTION OF DIRECTOR: R. GLENN HUBBARD

1D. ELECTION OF DIRECTOR: STEVEN A. KANDARIAN

1E. ELECTION OF DIRECTOR: JOHN M. KEANE

1F. ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.

1G. ELECTION OF DIRECTOR: WILLIAM E. KENNARD

1H. ELECTION OF DIRECTOR: JAMES M. KILTS

1I. ELECTION OF DIRECTOR: CATHERINE R. KINNEY

1J. ELECTION OF DIRECTOR: DENISE M. MORRISON

1K. ELECTION OF DIRECTOR: KENTON J. SICCHITANO

1L. ELECTION OF DIRECTOR: LULU C. WANG

 2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2014.

3. ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.

4. APPROVAL OF THE METLIFE, INC. 2015 STOCK AND INCENTIVE COMPENSATION PLAN.

5. APPROVAL OF THE METLIFE, INC. 2015 NON-MANAGEMENT DIRECTOR STOCK COMPENSATION PLAN.

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PNC FINANCIAL SERVICES GROUP, INC. 693475-105 April 22, 2014

1A. ELECTION OF DIRECTOR: RICHARD O. BERNDT

1B. ELECTION OF DIRECTOR: CHARLES E. BUNCH

1C. ELECTION OF DIRECTOR: PAUL W. CHELLGREN

1D. ELECTION OF DIRECTOR: WILLIAM S. DEMCHAK

1E. ELECTION OF DIRECTOR: ANDREW T. FELDSTEIN

1F. ELECTION OF DIRECTOR: KAY COLES JAMES

1G. ELECTION OF DIRECTOR: RICHARD B. KELSON

1H. ELECTION OF DIRECTOR: ANTHONY A. MASSARO

1I. ELECTION OF DIRECTOR: JANE G. PEPPER

1J. ELECTION OF DIRECTOR: DONALD J. SHEPARD

1K. ELECTION OF DIRECTOR: LORENE K. STEFFES

1L. ELECTION OF DIRECTOR: DENNIS F. STRIGL

1M. ELECTION OF DIRECTOR: THOMAS J. USHER

1N. ELECTION OF DIRECTOR: GEORGE H. WALLS, JR.

1O. ELECTION OF DIRECTOR: HELGE H. WEHMEIER

2. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PNC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

4. A SHAREHOLDER PROPOSAL REGARDING A REPORT ON GREENHOUSE GAS EMISSIONS OF BORROWERS AND EXPOSURE TO CLIMATE CHANGE RISK.

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AVERY DENNISON CORPORATION 053611-109 April 24, 2014

1A. ELECTION OF DIRECTOR: BRADLEY ALFORD

1B. ELECTION OF DIRECTOR: ANTHONY ANDERSON

1C. ELECTION OF DIRECTOR: PETER BARKER

1D. ELECTION OF DIRECTOR: ROLF BORJESSON

1E. ELECTION OF DIRECTOR: KEN HICKS

1F. ELECTION OF DIRECTOR: CHARLES NOSKI

1G. ELECTION OF DIRECTOR: DAVID PYOTT

1H. ELECTION OF DIRECTOR: DEAN SCARBOROUGH

1I. ELECTION OF DIRECTOR: PATRICK SIEWERT

1J. ELECTION OF DIRECTOR: JULIA STEWART

1K. ELECTION OF DIRECTOR: MARTHA SULLIVAN

2. APPROVAL, ON AN ADVISORY BASIS, OF OUR EXECUTIVE  COMPENSATION.

3. APPROVAL OF OUR AMENDED AND RESTATED SENIOR  EXECUTIVE ANNUAL INCENTIVE PLAN.

4. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2014 FISCAL YEAR.

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AT&T, INC. 00206R-102 April 25, 2014

1A. ELECTION OF DIRECTOR: RANDALL L. STEPHENSON

1B. ELECTION OF DIRECTOR: REUBEN V. ANDERSON

1C. ELECTION OF DIRECTOR: JAIME CHICO PARDO

1D. ELECTION OF DIRECTOR: SCOTT T. FORD

1E. ELECTION OF DIRECTOR: JAMES P. KELLY

1F. ELECTION OF DIRECTOR: JON C. MADONNA

1G. ELECTION OF DIRECTOR: MICHAEL B. MCCALLISTER

1H. ELECTION OF DIRECTOR: JOHN B. MCCOY

1I. ELECTION OF DIRECTOR: BETH E. MOONEY

1J. ELECTION OF DIRECTOR: JOYCE M. ROCHE

1K. ELECTION OF DIRECTOR: MATTHEW K. ROSE

1L. ELECTION OF DIRECTOR: CYNTHIA B. TAYLOR

1M. ELECTION OF DIRECTOR: LAURA D'ANDREA TYSON

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.

3. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.

4. APPROVE SEVERANCE POLICY.

5. POLITICAL REPORT.

6. LOBBYING REPORT.

7. WRITTEN CONSENT.

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THE CHUBB CORPORATION 171232-101 April 29, 2014

1A) ELECTION OF DIRECTOR: ZOE BAIRD BUDINGER

1B) ELECTION OF DIRECTOR: SHEILA P. BURKE

1C) ELECTION OF DIRECTOR: JAMES I. CASH, JR.

1D) ELECTION OF DIRECTOR: JOHN D. FINNEGAN

1E) ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1F) ELECTION OF DIRECTOR: KAREN M. HOGUET

1G) ELECTION OF DIRECTOR: LAWRENCE W. KELLNER

1H) ELECTION OF DIRECTOR: MARTIN G. MCGUINN

1I) ELECTION OF DIRECTOR: LAWRENCE M. SMALL

1J) ELECTION OF DIRECTOR: JESS SODERBERG

1K) ELECTION OF DIRECTOR: DANIEL E. SOMERS

1L) ELECTION OF DIRECTOR: WILLIAM C. WELDON

1M) ELECTION OF DIRECTOR: JAMES M. ZIMMERMAN

1N) ELECTION OF DIRECTOR: ALFRED W. ZOLLAR

2. TO APPROVE THE ADOPTION OF THE CHUBB CORPORATION LONG-TERM INCENTIVE PLAN (2014).

3. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR.

4. ADVISORY VOTE ON THE COMPENSATION PAID TO OUR NAMED EXECUTIVE OFFICERS.

5. SHAREHOLDER PROPOSAL REGARDING PREPARATION OF AN ANNUAL SUSTAINABILITY REPORT.

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INTERNATIONAL BUSINESS MACHINES CORP. 459200-101 April 29, 2014

1A. ELECTION OF DIRECTOR: A.J.P. BELDA

1B. ELECTION OF DIRECTOR: W.R. BRODY

1C. ELECTION OF DIRECTOR: K.I. CHENAULT

1D. ELECTION OF DIRECTOR: M.L. ESKEW

1E. ELECTION OF DIRECTOR: D.N. FARR

1F. ELECTION OF DIRECTOR: S.A. JACKSON

1G. ELECTION OF DIRECTOR: A.N. LIVERIS

1H. ELECTION OF DIRECTOR: W.J. MCNERNEY, JR.

1I. ELECTION OF DIRECTOR: J.W. OWENS

1J. ELECTION OF DIRECTOR: V.M. ROMETTY

1K. ELECTION OF DIRECTOR: J.E. SPERO

1L. ELECTION OF DIRECTOR: S. TAUREL

1M. ELECTION OF DIRECTOR: L.H. ZAMBRANO

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 71)

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 72)

4. APPROVAL OF LONG-TERM INCENTIVE PERFORMANCE TERMS FOR CERTAIN EXECUTIVES PURSUANT TO SECTION 162(M) OF THE INTERNAL REVENUE CODE (PAGE 73)

5. ADOPTION OF THE IBM 2014 EMPLOYEES STOCK PURCHASE PLAN (PAGE 76)

6. STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES (PAGE 78)

7. STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT (PAGE 79)

8. STOCKHOLDER PROPOSAL TO LIMIT ACCELERATED EXECUTIVE PAY (PAGE 80)

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DOVER CORPORATION 260003-108 May 01, 2014

1A. ELECTION OF DIRECTOR: R.W. CREMIN

1B. ELECTION OF DIRECTOR: J-P.M. ERGAS

1C. ELECTION OF DIRECTOR: P.T. FRANC

1D. ELECTION OF DIRECTOR: K.C. GRAHAM

1E. ELECTION OF DIRECTOR: M.F. JOHNSTON

1F. ELECTION OF DIRECTOR: R.A. LIVINGSTON

1G. ELECTION OF DIRECTOR: R.K. LOCHRIDGE

1H. ELECTION OF DIRECTOR: B.G. RETHORE

1I. ELECTION OF DIRECTOR: M.B. STUBBS

1J. ELECTION OF DIRECTOR: S.M. TODD

1K. ELECTION OF DIRECTOR: S.K. WAGNER

1L. ELECTION OF DIRECTOR: M.A. WINSTON

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

3. TO REAPPROVE THE PERFORMANCE CRITERIA UNDER OUR EXECUTIVE OFFICER ANNUAL INCENTIVE PLAN.

4. TO APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION.

5. TO APPROVE AMENDMENTS TO ARTICLE 14 OF OUR RESTATED CERTIFICATE OF INCORPORATION.

6. TO APPROVE AMENDMENTS TO ARTICLE 15 OF OUR RESTATED CERTIFICATE OF INCORPORATION.

7. TO APPROVE AMENDMENTS TO ARTICLE 16 OF OUR RESTATED CERTIFICATE OF INCORPORATION.

8. TO APPROVE AN AMENDMENT TO OUR BY-LAWS TO PERMIT SHAREHOLDERSTO CALL A SPECIAL MEETING.

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VALERO ENERGY CORPORATION 91913Y-100 May 01, 2014

1A. ELECTION OF DIRECTOR: JERRY D. CHOATE

1B. ELECTION OF DIRECTOR: JOSEPH W. GORDER

1C. ELECTION OF DIRECTOR: WILLIAM R. KLESSE

1D. ELECTION OF DIRECTOR: DEBORAH P. MAJORAS

1E. ELECTION OF DIRECTOR: DONALD L. NICKLES

1F. ELECTION OF DIRECTOR: PHILIP J. PFEIFFER

1G. ELECTION OF DIRECTOR: ROBERT A. PROFUSEK

1H. ELECTION OF DIRECTOR: SUSAN KAUFMAN PURCELL

1I. ELECTION OF DIRECTOR: STEPHEN M. WATERS

1J. ELECTION OF DIRECTOR: RANDALL J. WEISENBURGER

1K. ELECTION OF DIRECTOR: RAYFORD WILKINS, JR.

2. RATIFY THE APPOINTMENT OF KPMG LLP AS VALERO ENERGY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

3. APPROVE, BY NON-BINDING VOTE, THE 2013 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "ACCELERATED VESTING OF PERFORMANCE SHARES."

5. VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "CLIMATE CHANGE MANAGEMENT PLAN."

6. VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "CORPORATE LOBBYING."

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OCCIDENTAL PETROLEUM CORPORATION 674599-105 May 02, 2014

1A. ELECTION OF DIRECTOR: SPENCER ABRAHAM

1B. ELECTION OF DIRECTOR: HOWARD I. ATKINS

1C. ELECTION OF DIRECTOR: EUGENE L. BATCHELDER

1D. ELECTION OF DIRECTOR: STEPHEN I. CHAZEN

1E. ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN

1F. ELECTION OF DIRECTOR: JOHN E. FEICK

1G. ELECTION OF DIRECTOR: MARGARET M. FORAN

1H. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1I. ELECTION OF DIRECTOR: WILLIAM R. KLESSE

1J. ELECTION OF DIRECTOR: AVEDICK B. POLADIAN

1K. ELECTION OF DIRECTOR: ELISSE B. WALTER

2. ONE-YEAR WAIVER OF DIRECTOR AGE RESTRICTION FOR  EDWARD P.DJEREJIAN, AN INDEPENDENT DIRECTOR.

3. ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION.

4. ABILITY OF STOCKHOLDERS TO ACT BY WRITTEN CONSENT.

5. SEPARATION OF THE ROLES OF THE CHAIRMAN OF THE BOARD AND THE CHIEF EXECUTIVE OFFICER.

6. RATIFICATION OF INDEPENDENT AUDITORS.

7. EXECUTIVES TO RETAIN SIGNIFICANT STOCK.

8. REVIEW LOBBYING AT FEDERAL, STATE, LOCAL LEVELS.

9. QUANTITATIVE RISK MANAGEMENT REPORTING FOR HYDRAULIC FRACTURING OPERATIONS.

10. FUGITIVE METHANE EMISSIONS AND FLARING REPORT.

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PEPSICO, INC. 713448-108 May 07, 2014

1A. ELECTION OF DIRECTOR: SHONA L. BROWN

1B. ELECTION OF DIRECTOR: GEORGE W. BUCKLEY

1C. ELECTION OF DIRECTOR: IAN M. COOK

1D. ELECTION OF DIRECTOR: DINA DUBLON

1E. ELECTION OF DIRECTOR: RONA A. FAIRHEAD

1F. ELECTION OF DIRECTOR: RAY L. HUNT

1G. ELECTION OF DIRECTOR: ALBERTO IBARGUEN

1H. ELECTION OF DIRECTOR: INDRA K. NOOYI

1I. ELECTION OF DIRECTOR: SHARON PERCY ROCKEFELLER

1J. ELECTION OF DIRECTOR: JAMES J. SCHIRO

1K. ELECTION OF DIRECTOR: LLOYD G. TROTTER

1L. ELECTION OF DIRECTOR: DANIEL VASELLA

1M. ELECTION OF DIRECTOR: ALBERTO WEISSER

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2014.

3. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

4. APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE GOALS OF THE PEPSICO, INC. EXECUTIVE INCENTIVE COMPENSATION PLAN.

5. POLICY REGARDING APPROVAL OF POLITICAL CONTRIBUTIONS.

6. POLICY REGARDING EXECUTIVE RETENTION OF STOCK.

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NUCOR CORPORATION 670346-105 May 08, 2014

1. DIRECTOR

1) PETER C. BROWNING

2) JOHN J. FERRIOLA

3) HARVEY B. GANTT

4) GREGORY J. HAYES

5) VICTORIA F. HAYNES, PHD

6) BERNARD L. KASRIEL

7) CHRISTOPHER J. KEARNEY

8) RAYMOND J. MILCHOVICH

9) JOHN H. WALKER

2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR  ENDING DECEMBER 31, 2014

3. APPROVAL, ON AN ADVISORY BASIS, OF NUCOR'S EXECUTIVE COMPENSATION

4. APPROVAL OF THE NUCOR CORPORATION 2014 OMNIBUS INCENTIVE COMPENSATION PLAN

5. STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTE

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NORFOLK SOUTHERN CORPORATION 655844-108 May 08, 2014

1A. ELECTION OF DIRECTOR: THOMAS D. BELL, JR.

1B. ELECTION OF DIRECTOR: ERSKINE B. BOWLES

1C. ELECTION OF DIRECTOR: ROBERT A. BRADWAY

1D. ELECTION OF DIRECTOR: WESLEY G. BUSH

1E. ELECTION OF DIRECTOR: DANIEL A. CARP

1F. ELECTION OF DIRECTOR: KAREN N. HORN

1G. ELECTION OF DIRECTOR: STEVEN F. LEER

1H. ELECTION OF DIRECTOR: MICHAEL D. LOCKHART

1I. ELECTION OF DIRECTOR: AMY E. MILES

1J. ELECTION OF DIRECTOR: CHARLES W. MOORMAN

1K. ELECTION OF DIRECTOR: MARTIN H. NESBITT

1L. ELECTION OF DIRECTOR: JAMES A. SQUIRES

1M. ELECTION OF DIRECTOR: JOHN R. THOMPSON

2. THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS NORFOLK SOUTHERN'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2014.

3. APPROVAL OF EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT FOR THE 2014 ANNUAL MEETING OF STOCKHOLDERS.

4. STOCKHOLDER PROPOSAL CONCERNING AN INDEPENDENT

CHAIRMAN OF THE BOARD OF DIRECTORS.

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ACTAVIS PLC. G0083B-108 May 09, 2014

1A. ELECTION OF DIRECTOR: PAUL M. BISARO

1B. ELECTION OF DIRECTOR: JAMES H. BLOEM

1C. ELECTION OF DIRECTOR: CHRISTOPHER W. BODINE

1D. ELECTION OF DIRECTOR: TAMAR D. HOWSON

1E. ELECTION OF DIRECTOR: JOHN A. KING

1F. ELECTION OF DIRECTOR: CATHERINE M. KLEMA

1G. ELECTION OF DIRECTOR: JIRI MICHAL

1H. ELECTION OF DIRECTOR: SIGURDUR OLI OLAFSSON

1I. ELECTION OF DIRECTOR: PATRICK J. O'SULLIVAN

1J. ELECTION OF DIRECTOR: RONALD R. TAYLOR

1K. ELECTION OF DIRECTOR: ANDREW L. TURNER

1L. ELECTION OF DIRECTOR: FRED G. WEISS

2. TO APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

4. TO VOTE ON A SHAREHOLDER PROPOSAL REQUESTING THE

COMPANY TO ISSUE A SUSTAINABILITY REPORT.

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COLGATE-PALMOLIVE COMPANY 194162-103 May 09, 2014

1A. ELECTION OF DIRECTOR: NIKESH ARORA

1B. ELECTION OF DIRECTOR: JOHN T. CAHILL

1C. ELECTION OF DIRECTOR: IAN COOK

1D. ELECTION OF DIRECTOR: HELENE D. GAYLE

1E. ELECTION OF DIRECTOR: ELLEN M. HANCOCK

1F. ELECTION OF DIRECTOR: JOSEPH JIMENEZ

1G. ELECTION OF DIRECTOR: RICHARD J. KOGAN

1H. ELECTION OF DIRECTOR: DELANO E. LEWIS

1I. ELECTION OF DIRECTOR: J. PEDRO REINHARD

1J. ELECTION OF DIRECTOR: STEPHEN I. SADOVE

2. RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS COLGATE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION.

4. STOCKHOLDER PROPOSAL ON EXECUTIVE STOCK RETENTION REQUIREMENT.

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NATIONAL OILWELL VARCO, INC. 637071-101 May 14, 2014

1A. ELECTION OF DIRECTOR: MERRILL A. MILLER, JR.

1B. ELECTION OF DIRECTOR: CLAY C. WILLIAMS

1C. ELECTION OF DIRECTOR: GREG L. ARMSTRONG

1D. ELECTION OF DIRECTOR: ROBERT E. BEAUCHAMP

1E. ELECTION OF DIRECTOR: MARCELA E. DONADIO

1F. ELECTION OF DIRECTOR: BEN A. GUILL

1G. ELECTION OF DIRECTOR: DAVID D. HARRISON

1H. ELECTION OF DIRECTOR: ROGER L. JARVIS

1I. ELECTION OF DIRECTOR: ERIC L. MATTSON

1J. ELECTION OF DIRECTOR: JEFFERY A. SMISEK

2. RATIFICATION OF INDEPENDENT AUDITORS.

3. APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

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WELLPOINT, INC. 94973V-107 May 14, 2014

1A. ELECTION OF DIRECTOR: R. KERRY CLARK

1B. ELECTION OF DIRECTOR: ROBERT L. DIXON, JR.

1C. ELECTION OF DIRECTOR: LEWIS HAY, III

1D. ELECTION OF DIRECTOR: WILLIAM J. RYAN

2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014.

3. ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. IF PROPERLY PRESENTED AT THE MEETING, TO VOTE ON A SHAREHOLDER PROPOSAL TO REQUEST THE BOARD OF DIRECTORS TO AMEND THE BY-LAWS OF WELLPOINT, INC. TO PROHIBIT POLITICAL CONTRIBUTIONS.

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JP MORGAN CHASE & CO. 46625H-100 May 20, 2014

1A. ELECTION OF DIRECTOR: LINDA B. BAMMANN

1B. ELECTION OF DIRECTOR: JAMES A. BELL

1C. ELECTION OF DIRECTOR: CRANDALL C. BOWLES

1D. ELECTION OF DIRECTOR: STEPHEN B. BURKE

1E. ELECTION OF DIRECTOR: JAMES S. CROWN

1F. ELECTION OF DIRECTOR: JAMES DIMON

1G. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1H. ELECTION OF DIRECTOR: LABAN P. JACKSON, JR.

1I. ELECTION OF DIRECTOR: MICHAEL A. NEAL

1J. ELECTION OF DIRECTOR: LEE R. RAYMOND

1K. ELECTION OF DIRECTOR: WILLIAM C. WELDON

2. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4. LOBBYING REPORT - REQUIRE ANNUAL REPORT ON LOBBYING

5. SPECIAL SHAREOWNER MEETINGS - REDUCE THRESHOLD TO 15% RATHER THAN 20% AND REMOVE PROCEDURAL PROVISIONS

6. CUMULATIVE VOTING - REQUIRE CUMULATIVE VOTING FOR DIRECTORS RATHER THAN ONE-SHARE ONE-VOTE

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PENTAIR LTD. H6169Q-108 May 20, 2014

1A. RE-ELECTION OF DIRECTOR: GLYNIS A. BRYAN

1B. RE-ELECTION OF DIRECTOR: JERRY W. BURRIS

1C. RE-ELECTION OF DIRECTOR: CAROL ANTHONY (JOHN) DAVIDSON

1D. RE-ELECTION OF DIRECTOR: T. MICHAEL GLENN

1E. RE-ELECTION OF DIRECTOR: DAVID H.Y. HO

1F. RE-ELECTION OF DIRECTOR: RANDALL J. HOGAN

1G. RE-ELECTION OF DIRECTOR: DAVID A. JONES

1H. RE-ELECTION OF DIRECTOR: RONALD L. MERRIMAN

1I. RE-ELECTION OF DIRECTOR: WILLIAM T. MONAHAN

1J. ELECTION OF DIRECTOR: BILLIE I. WILLIAMSON

2. TO ELECT RANDALL J. HOGAN AS THE CHAIRMAN OF THE BOARD OF DIRECTORS

3A. TO ELECT THE MEMBER OF THE COMPENSATION COMMITTEE: DAVID A. JONES

3B. TO ELECT THE MEMBER OF THE COMPENSATION COMMITTEE: GLYNIS A. BRYAN

3C. TO ELECT THE MEMBER OF THE COMPENSATION COMMITTEE: T. MICHAEL GLENN

3D. TO ELECT THE MEMBER OF THE COMPENSATION COMMITTEE: WILLIAM T. MONAHAN

4. TO ELECT PROXY VOTING SERVICES GMBH AS THE INDEPENDENT PROXY

5. TO APPROVE THE 2013 ANNUAL REPORT OF PENTAIR LTD., THE STATUTORY FINANCIAL STATEMENTS OF PENTAIR LTD. FOR THE YEAR ENDED DECEMBER 31, 2013 AND THE CONSOLIDATED FINANCIAL STATEMENTS OF PENTAIR LTD. FOR THE YEAR ENDED DECEMBER 31, 2013

6. TO DISCHARGE THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS OF PENTAIR LTD. FROM LIABILITY FOR THE YEAR ENDED DECEMBER 31, 2013

7A. TO RE-ELECT DELOITTE AG AS STATUTORY AUDITORS UNTIL THE NEXT ANNUAL GENERAL MEETING

7B. TO RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2014

7C. TO ELECT PRICEWATERHOUSECOOPERS AG AS SPECIAL AUDITORS UNTIL THE NEXT ANNUAL GENERAL MEETING

8A. TO APPROVE THE APPROPRIATION OF RESULTS FOR THE YEAR ENDED DECEMBER 31, 2013 AS PROPOSED BY THE BOARD OF DIRECTORS

8B. TO APPROVE THE CONVERSION AND APPROPRIATION OF RESERVES FROM CAPITAL CONTRIBUTIONS TO DISTRIBUTE AN ORDINARY CASH DIVIDEND AS PROPOSED BY THE BOARD OF DIRECTORS

9. TO APPROVE BY ADVISORY VOTE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT

10. TO APPROVE THE RENEWAL OF THE AUTHORIZED CAPITAL OF PENTAIR LTD.

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PENTAIR LTD. H6169Q-111 May 20, 2014

1. TO APPROVE THE MERGER AGREEMENT BY AND BETWEEN PENTAIR LTD. AND PENTAIR PLC.

2. TO APPROVE THE VOTING CAP ELIMINATION PROPOSAL AS DESCRIBED IN THE PROXY STATEMENT.

3. TO APPROVE THE RESERVES PROPOSAL AS DESCRIBED IN THE PROXY STATEMENT.

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AMPHENOL CORPORATION 032095-101 May 21, 2014

1.1 ELECTION OF DIRECTOR: RONALD P. BADIE

1.2 ELECTION OF DIRECTOR: STANLEY L. CLARK

1.3 ELECTION OF DIRECTOR: DAVID P. FALCK

1.4 ELECTION OF DIRECTOR: EDWARD G. JEPSEN

1.5 ELECTION OF DIRECTOR: ANDREW E. LIETZ

1.6 ELECTION OF DIRECTOR: MARTIN H. LOEFFLER

1.7 ELECTION OF DIRECTOR: JOHN R. LORD

1.8 ELECTION OF DIRECTOR: R. ADAM NORWITT

2. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY.

3. TO RATIFY AND APPROVE THE 2014 AMPHENOL EXECUTIVE INCENTIVE PLAN.

4. TO RATIFY AND APPROVE THE FIRST AMENDED 2009 STOCK PURCHASE AND OPTION PLAN FOR KEY EMPLOYEES OF AMPHENOL AND SUBSIDIARIES.

5. ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED  EXECUTIVE OFFICERS.

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QUANTA SERVICES, INC. 74762E-102 May 22, 2014

1A. ELECTION OF DIRECTOR: JAMES R. BALL

1B. ELECTION OF DIRECTOR: J. MICHAL CONAWAY

1C. ELECTION OF DIRECTOR: VINCENT D. FOSTER

1D. ELECTION OF DIRECTOR: BERNARD FRIED

1E. ELECTION OF DIRECTOR: LOUIS C. GOLM

1F. ELECTION OF DIRECTOR: WORTHING F. JACKMAN

1G. ELECTION OF DIRECTOR: JAMES F. O'NEIL III

1H. ELECTION OF DIRECTOR: BRUCE RANCK

1I. ELECTION OF DIRECTOR: MARGARET B. SHANNON

1J. ELECTION OF DIRECTOR: PAT WOOD, III

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

3. TO APPROVE, BY NON-BINDING ADVISORY VOTE, QUANTA'S EXECUTIVE COMPENSATION

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ACTAVIS PLC G0083B-108 June 17, 2014

1 APPROVING THE ISSUANCE OF ORDINARY SHARES PURSUANT TO THE AGREEMENT AND PLAN OF MERGER, DATED FEBRUARY 17, 2014, AMONG ACTAVIS PLC (ACTAVIS), FOREST LABORATORIES, INC. (FOREST), TANGO US HOLDINGS INC., TANGO MERGER SUB 1 LLC AND TANGO MERGER SUB 2 LLC (THE ACTAVIS SHARE ISSUANCE PROPOSAL).

2 APPROVING ANY MOTION TO ADJOURN THE ACTAVIS EXTRAORDINARY GENERAL MEETING (THE ACTAVIS EGM), OR ANY ADJOURNMENTS THEREOF, TO ANOTHER TIME OR PLACE IF NECESSARY OR APPROPRIATE TO, AMONG OTHER THINGS, SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE ACTAVIS EGM TO APPROVE THE ACTAVIS SHARE ISSUANCE PROPOSAL.

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SANDISK CORPORATION 80004C-101 June 19, 2014

1A. ELECTION OF DIRECTOR: MICHAEL E. MARKS

1B. ELECTION OF DIRECTOR: IRWIN FEDERMAN

1C. ELECTION OF DIRECTOR: STEVEN J. GOMO

1D. ELECTION OF DIRECTOR: EDDY W. HARTENSTEIN

1E. ELECTION OF DIRECTOR: DR. CHENMING HU

1F. ELECTION OF DIRECTOR: CATHERINE P. LEGO

1G. ELECTION OF DIRECTOR: SANJAY MEHROTRA

1H. ELECTION OF DIRECTOR: D. SCOTT MERCER

2. TO APPROVE AN AMENDMENT TO THE SANDISK CORPORATION 2005 EMPLOYEE STOCK PURCHASE PLANS.

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 28, 2014.

4. TO PASS AN ADVISORY RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

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APPLIED MATERIALS, INC. 038222-105 June 23, 2014

1. ADOPTION OF THE BUSINESS COMBINATION AGREEMENT, DATED AS OF SEPTEMBER 24, 2013, AS AMENDED, BY AND AMONG APPLIED MATERIALS, INC., TOKYO ELECTRON LIMITED, AND TEL-APPLIED HOLDINGS B.V.

2. APPROVAL, ON AN ADVISORY BASIS, OF CERTAIN COMPENSATORY ARRANGEMENTS BETWEEN APPLIED MATERIALS AND ITS NAMED EXECUTIVE OFFICERS BASED ON OR OTHERWISE RELATING TO THE BUSINESS COMBINATION.

3. APPROVAL OF ANY PROPOSAL THAT MAY BE MADE BY THE EXECUTIVE CHAIRMAN OF THE BOARD OF DIRECTORS TO ADJOURN THE SPECIAL MEETING (1) TO THE EXTENT NECESSARY TO ENSURE THAT ANY SUPPLEMENT OR AMENDMENT TO THE PROXY STATEMENT THAT IS REQUIRED BY APPLICABLE LEGAL REQUIREMENTS IS TIMELY PROVIDED TO STOCKHOLDERS, (2) IF, AS OF THE TIME FOR WHICH THE SPECIAL MEETING IS ORIGINALLY SCHEDULED, THERE ARE INSUFFICIENT SHARES OF COMMON STOCK REPRESENTED, IN PERSON OR BY PROXY, TO CONSTITUTE A QUORUM, OR (3) TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE PROPOSAL TO ADOPT THE BUSINESS COMBINATION AGREEMENT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: August 19, 2014

*Print the name and title of each signing officer under his or her signature.